STOCK-BASED COMPENSATION (Weighted Average Assumptions) (Details) - PBF Energy Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	39.70%	38.40%	52.00%
Dividend yield	4.73%	3.96%	4.82%
Risk-free rate of return	1.42%	1.58%	1.80%
Exercise price	$ 26.18	$ 30.28	$ 24.78